Employee Benefits Plan - Summary of Life Expectation in Years of an Average Plan Participant (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Male employee retiring at age 65	22 years	23 years
Male employee age 40 retiring at age 65	24 years	25 years
Female employee retiring at age 65	24 years	25 years
Female employee age 40 retiring at age 65	26 years	27 years